Annual Fund Operating Expenses - Calamos Timpani Active Growth Opportunities ETF - Calamos Timpani Active Growth Opportunities ETF	Jun. 18, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.